Income Taxes - Reconciliation of Gross Amounts of Tax Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Balance, beginning of year	$ 255	$ 268
Additions based on tax positions related to the current year	19	26
Additions for tax positions of prior years	39	32
Reductions for tax positions of prior years	(5)	(32)
Reductions for tax positions as a result of lapse of statute	(37)	(14)
Settlements	(1)	(25)
Balance, end of year	$ 270	$ 255